PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
Total costs	$ 4,081,929	$ 3,917,784
Accumulated depreciation	(1,769,545)	(1,322,347)
Property, plant and equipment, excluding construction in process, net	2,312,384	2,595,437
Construction in process	1,063,651	579,206
Property, plant and equipment, net	3,376,035	3,174,643
Depreciation expense	493,948	462,254	$ 287,130
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Total costs	981,598	967,761
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Total costs	208,240	188,780
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Total costs	2,642,634	2,497,250
Furniture, fixtures and office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Total costs	153,955	192,081
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Total costs	18,290	15,678
Freehold land
PROPERTY, PLANT AND EQUIPMENT, NET
Total costs	77,212	56,234
Construction in progress
PROPERTY, PLANT AND EQUIPMENT, NET
Capitalized interest	$ 10,836	$ 168	$ 3,246